Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

1.	Description of the Plan
The following description of the Thrift Plan for Employees of S&T Bank (the Plan) provides only general information. For more complete information about the Plan, including participation, vesting and benefit provisions, refer to the Plan Document, which can be obtained from S&T Bank (the Plan Sponsor and Employer).
General
The Plan was adopted effective May 1, 1984 and made retroactive to January 1, 1984 by the Plan Sponsor. The Plan is a defined contribution plan that covers substantially all employees of S&T Bank who have reached one hour of service, except leased and collectively bargained employees.
Contributions
The Plan is a vehicle for accepting employee pre- or after-tax contributions and employer tax-deferred contributions. Participants determine the amount of their pre- or after-tax cash contributions to the Plan up to 50% of their eligible compensation. Employer matching contributions are equal to 100% on the first 1% of eligible compensation and 50% on the next 5% of eligible compensation, not to exceed 3.5% of eligible compensation. Employer discretionary contributions are determined by the Board of Directors of the Plan Sponsor. There were no discretionary employer contributions during 2025 or 2024. Participants may also contribute amounts representing distributions from other qualified retirement plans (rollovers). Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions.
The Plan provides for automatic enrollment of newly eligible employees. Automatic pre-tax contributions are 6% of eligible compensation. Additionally, unless the participant changes his or her deferral percentage, the withholding will increase by 1% annually, up to a maximum of 10%. These pre-tax contributions and the employer matching contributions are invested in the American funds Target Date Retirement Fund R6 unless otherwise directed by the participant. Automatically enrolled employees can decline to participate or modify participation in accordance with the requirements of the Pension Protection Act of 2006.
Participants may elect to invest their contributions in one or more of the available investment options or in one of the risk-based portfolios. The risk-based portfolios are composed of varying allocations of the available investment options, which participants may select, based on their risk profile, ranging from conservative to aggressive. Employer matching contributions are invested in the same proportions. The Employer discretionary contributions, if any, are made to the investment option holding S&T Bancorp, Inc. common stock. Participants are permitted to transfer all balances in their accounts between investment options at any time.

Participant Accounts
Individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contributions, employer matching contributions and allocations of other Employer contributions and fund earnings, which are allocated based on the participant’s compensation or fund balances, respectively. The Plan passes through quarterly administrative fees to those participants no longer employed by the Employer. Fees paid by participants and the Plan are further described under Administrative Fees in Note 2. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are vested immediately in their contributions plus actual earnings thereon. Once the Participant completes two years of service with the Employer, Employer matching contributions and Employer discretionary contributions and the earnings thereon become 100% vested.
Notes Receivable from Participants
The Plan does not provide for notes receivable from participants.
Payment of Benefits
Upon termination of service from the Employer, a participant may elect to receive a lump sum amount equal to the value of the participant’s vested interest in their account.

Retired participants may take partial distributions as frequently as once a quarter, however, they are required to receive a lump sum distribution at age 73 under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended (the “Code”).
Terminated participants whose vested account balance is at least $1,000 but not more than $7,000 are subject to a mandatory rollover if the participant fails to make an affirmative election to either receive a lump sum payment or directly roll over the balance to an eligible plan. The participant’s account will be transferred to an individual retirement plan selected by the Thrift Plan Committee. Terminated participants whose vested account balance is less than $1,000 are subject to a mandatory lump sum distribution if the participant fails to make an affirmative election to either receive a lump sum payment or directly roll over the balance to an eligible plan.
Forfeited Accounts
As of December 31, 2025 and 2024, participant forfeited accounts approximated $142,000 and $163,000, respectively. Forfeitures are used to reduce future Employer contributions. Forfeitures applied to Employer contributions in 2025 and 2024 approximated $182,000 and $149,000, respectively.